INCOME TAXES	12 Months Ended
Dec. 31, 2018
INCOME TAXES [Text Block]
13.	INCOME TAXES

The provision for income taxes differs from the result which would be obtained by applying the statutory income tax rate of 27% (2017 - 26%; 2016 – 26%) to income before income taxes. The difference results from the following items:

	2018	2017	2016

Computed expected benefit income taxes	$(344,000)	$(216,000)	$(238,000)
Increase in valuation allowance	344,000	216,000	238,000
	$–	$–	$–

Significant components of the Company’s deferred income tax assets are as follows:

	2018	2017

Deferred income tax asset	$4,395,000	$4,051,000
Valuation allowance	(4,395,000)	(4,051,000)
	$–	$–

The Company has net operating losses of approximately $16,276,000 (2017 - $15,580,000), which, if unutilized, will expire through to 2038. Future tax benefits, which may arise as a result of these losses, have not been recognized in these consolidated financial statements and have been offset by a valuation allowance.

The Company and its subsidiaries file income tax returns in Canada. These tax returns are subject to examination by local taxation authorities provided the tax years remain open to audit under the relevant statutes of limitations.